Assets Held for Sale - Additional Information (Detail)	12 Months Ended
Mar. 31, 2020
Nec Display Solutions And Showa Optronics Ltd [member] | Disposal groups classified as held for sale [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of equity stake held for disposal	66.00%